                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED APRIL 30, 2012
                                       TO
               PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated April 28, 2008 (as supplemented) for the Vintage L/SM/ and Vintage XC/SM/ variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy. Upon request, financial statements for First MetLife Investors Insurance Company will be sent to you without charge.

1. PURCHASE

In "PURCHASE" section of the prospectus, add the following to the end of the "Termination for Low Account Value" paragraph:

     We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/income base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the account value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the bullet item under option (A) with the following:

          . 100% of your purchase payments or account value among the AllianceBernstein Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Conservative Allocation Portfolio, MetLife Conservative to Moderate Allocation Portfolio, MetLife Moderate Allocation Portfolio, MetLife Moderate to Aggressive Allocation Portfolio, Schroders Global Multi-Asset Portfolio, and/or the BlackRock Money Market Portfolio (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios; you may not allocate purchase payments to the Dollar Cost Averaging program).

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:

                                                                   SUPP-VIN412NY

     Platform 1
     ----------
     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis(R) Government Income Portfolio

     Platform 2
     ----------
     AllianceBernstein Global Dynamic Allocation Portfolio
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock Large Cap Core Portfolio
     BlackRock Legacy Large Cap Growth Portfolio
     Contrafund(R) Portfolio
     FI Value Leaders Portfolio
     Franklin Income Securities Fund
     Invesco Balanced-Risk Allocation Portfolio
     Janus Forty Portfolio
     JPMorgan Global Active Allocation Portfolio
     Legg Mason ClearBridge Aggressive Growth Portfolio
     Legg Mason ClearBridge Variable Appreciation Portfolio
     Legg Mason ClearBridge Variable Equity Income Builder Portfolio Legg Mason ClearBridge Variable Large Cap Value Portfolio
     Legg Mason Western Asset Variable Global High Yield Bond Portfolio MetLife Aggressive Strategy Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Conservative Allocation Portfolio
     MetLife Conservative to Moderate Allocation Portfolio
     MetLife Moderate Allocation Portfolio
     MetLife Moderate to Aggressive Allocation Portfolio
     Met/Templeton Growth Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Research International Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio
     Templeton Foreign Securities Fund
     Van Kampen Comstock Portfolio

     Platform 3
     ----------
     Lazard Mid Cap Portfolio
     Lord Abbett Mid Cap Value Portfolio
     Morgan Stanley Mid Cap Growth Portfolio

     Platform 4
     ----------
     Clarion Global Real Estate Portfolio
     Dreman Small Cap Value Portfolio
     Invesco Small Cap Growth Portfolio
     Legg Mason ClearBridge Variable Small Cap Growth Portfolio
     MFS(R) Emerging Markets Equity Portfolio

2. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "American Funds Insurance Series(R) (Class 2)" through "Metropolitan Series Fund, Inc. - Asset Allocation Portfolios (Class B)" with the following:

     AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

     American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

          American Funds Global Growth Fund
          American Funds Growth Fund
          American Funds Growth-Income Fund

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS)

     Fidelity(R) Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. serves as subadviser. The following Service Class portfolio is available under the contract:

          Contrafund(R) Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

     Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for the Franklin Income Securities Fund. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:

          Franklin Income Securities Fund
          Templeton Foreign Securities Fund

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     LEGG MASON PARTNERS VARIABLE EQUITY TRUST

     Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class I or Class II portfolios are available under the contract:

          Legg Mason ClearBridge Variable Appreciation Portfolio (Class I) Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class II)
          Legg Mason ClearBridge Variable Large Cap Value Portfolio (Class I) Legg Mason ClearBridge Variable Small Cap Growth Portfolio (Class I)

     LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

     Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolio is available under the contract:

          Legg Mason Western Asset Variable Global High Yield Bond Portfolio

     MET INVESTORS SERIES TRUST

     Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          AllianceBernstein Global Dynamic Allocation Portfolio (Class B) AQR Global Risk Balanced Portfolio (Class B)
          BlackRock Global Tactical Strategies Portfolio (Class B) BlackRock Large Cap Core Portfolio (Class E)
          Clarion Global Real Estate Portfolio (Class B)
          Dreman Small Cap Value Portfolio (Class A)
          Invesco Balanced-Risk Allocation Portfolio (Class B)
          Invesco Small Cap Growth Portfolio (Class A)
          Janus Forty Portfolio (Class A)
          JPMorgan Global Active Allocation Portfolio (Class B)
          Lazard Mid Cap Portfolio (Class B)
          Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) Lord Abbett Mid Cap Value Portfolio (Class B)
          Met/Franklin Low Duration Total Return Portfolio (Class B) Met/Templeton Growth Portfolio (Class B)
          MetLife Balanced Plus Portfolio (Class B)
          MFS(R) Emerging Markets Equity Portfolio (Class B)

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          MFS(R) Research International Portfolio (Class B)
          Morgan Stanley Mid Cap Growth Portfolio (Class B) PIMCO Inflation Protected Bond Portfolio (Class B) PIMCO Total Return Portfolio (Class B)
          Pioneer Fund Portfolio (Class A)
          Pioneer Strategic Income Portfolio (Class A)
          Pyramis(R) Government Income Portfolio (Class B) Schroders Global Multi-Asset Portfolio (Class B)
          T. Rowe Price Large Cap Value Portfolio (Class B) Van Kampen Comstock Portfolio (Class B)

     METROPOLITAN SERIES FUND

     Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          BlackRock Bond Income Portfolio (Class E)
          BlackRock Legacy Large Cap Growth Portfolio (Class A)
          BlackRock Money Market Portfolio (Class E)
          FI Value Leaders Portfolio (Class D)
          MetLife Stock Index Portfolio (Class B)
          MFS(R) Total Return Portfolio (Class F)
          MFS(R) Value Portfolio (Class A)

     METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

     In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B Asset Allocation Portfolios are available under the contract:

          MetLife Conservative Allocation Portfolio
          MetLife Conservative to Moderate Allocation Portfolio
          MetLife Moderate Allocation Portfolio
          MetLife Moderate to Aggressive Allocation Portfolio

     MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B MetLife Asset Allocation Program portfolio is available under the contract:

          MetLife Aggressive Strategy Portfolio

In the "Transfers - Market Timing" section, replace the last three paragraphs with the following:

     The investment portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the investment portfolio.

     In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single contract owner). You should read the investment portfolio prospectuses for more details.

In the "Dollar Cost Averaging Programs" section, replace the second paragraph with the following:

     If you make an additional purchase payment while a Dollar Cost Averaging
     (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the additional purchase payment directly to the same destination investment portfolios you selected under the DCA or EDCA program. Any purchase payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."

     We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.

In the "Dollar Cost Averaging Programs - 1. Standard Dollar Cost Averaging
(DCA)" section, replace the second paragraph with the following:

     If you allocate an additional purchase payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit rider.

In the "Dollar Cost Averaging Programs - 2. Enhanced Dollar Cost Averaging Program (EDCA)" section, delete the first sentence of the second paragraph and replace the last paragraph with the following:

     If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.

3. EXPENSES

In the "Guaranteed Minimum Income Benefit - Rider Charge" section, add the following:

     For contracts issued with the GMIB Plus rider, if your income base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the income base, applicable after the contract anniversary on which the Optional Step-Up occurs.

In the "Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge" section, add the following:

     For contracts issued with the Lifetime Withdrawal Guarantee II rider, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.

     For contracts issued with the Lifetime Withdrawal Guarantee I rider, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.

In the "Expenses" section, under the "Withdrawal Charge" heading, replace the last sentence of the first paragraph with the following:

     To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:

In the "Expenses" section, under the "Withdrawal Charge" heading, change item 2 to the following:

     2. The free withdrawal amount described below (deducted from purchase payments not previously withdrawn, in the order such purchase payments were made, with the oldest purchase payment first, as described below); then

4. ACCESS TO YOUR MONEY

In the "ACCESS TO YOUR MONEY" section, add the following to the end of the second paragraph (which discusses substantially equal periodic payments):

     If you own an annuity contract with a Guaranteed Minimum Income Benefit
     (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any income base may be considered an impermissible modification of the payment stream under certain circumstances.

5. LIVING BENEFITS

In the "LIVING BENEFITS" section, under the "Description of GMIB Plus" heading, replace item (b)(i) under "income base" with the following:

     (i) is purchase payments accumulated at the annual increase rate from the date the purchase payment is made. The annual increase rate is 6% per year through the contract anniversary prior to the owner's 91st birthday and 0% thereafter; and

Under the "Description of GMIB Plus" heading, disregard the "Investment Allocation Restrictions" section in the prospectus. Instead, refer to the "Purchase" section of this prospectus supplement (above).

Under the "Description of GMIB Plus" heading, replace the "Terminating the GMIB Plus Rider" section with the following:

     TERMINATING THE GMIB PLUS RIDER. Except as otherwise provided in the GMIB Plus rider, each rider will terminate upon the earliest of:

          a) The 30th day following the contract anniversary prior to your 91st birthday;

          b) The date you make a complete withdrawal of your account value (if there is an income base remaining you will receive payments based on the remaining income base) (a pro rata portion of the rider charge will be assessed);

          c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);

          d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;

          e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

          f)   The effective date of the Guaranteed Principal Option; or

          g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).

     Under our current administrative procedures, we will waive the termination of the GMIB Plus rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.

Under the "Description of the Lifetime Withdrawal Guarantee" heading, add the following after the "Automatic Annual Step-Up" paragraph:

     TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.

Under the "Description of the Lifetime Withdrawal Guarantee" heading, replace the "Investment Allocation Restrictions" paragraph with the following:

     INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your purchase payments and account value among the following investment portfolios:

          (a) the AllianceBernstein Global Dynamic Allocation Portfolio

          (b) the AQR Global Risk Balanced Portfolio

          (c) the BlackRock Global Tactical Strategies Portfolio

          (d) the BlackRock Money Market Portfolio

          (e) the Invesco Balanced-Risk Allocation Portfolio

          (f) the JPMorgan Global Active Allocation Portfolio

          (g) the MetLife Balanced Plus Portfolio

          (h) the MetLife Conservative Allocation Portfolio

          (i) the MetLife Conservative to Moderate Allocation Portfolio

          (j) the MetLife Moderate Allocation Portfolio

          (k) the MetLife Moderate to Aggressive Allocation Portfolio

          (l) the Pyramis(R) Government Income Portfolio

          (m) the Schroders Global Multi-Asset Portfolio

     You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above listed investment portfolios.

6. OTHER INFORMATION

In the "OTHER INFORMATION" section, under the "Requests and Elections" heading, replace the sentence "All other requests must be in written form, satisfactory to us" with the following:

     Some of the requests for service that may be made by telephone or Internet include transfers of account value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future purchase payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.

7. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

8. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                 Telephone: 800-842-9325
Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an Investment Portfolio)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.


                                                                                                                    NET
                                                                                  ACQUIRED   TOTAL   CONTRACTUAL   TOTAL
                                                                                    FUND    ANNUAL     EXPENSE     ANNUAL
                                                MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO   SUBSIDY   PORTFOLIO
                                                  FEES         FEES      EXPENSES EXPENSES EXPENSES  OR DEFERRAL EXPENSES
                                                ---------- ------------- -------- -------- --------- ----------- ---------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund                   0.53%         0.25%    0.02%    0.00%     0.80%          --     0.80%
 American Funds Growth Fund                          0.32%         0.25%    0.02%    0.00%     0.59%          --     0.59%
 American Funds Growth-Income Fund                   0.27%         0.25%    0.01%    0.00%     0.53%          --     0.53%
FIDELITY(R)VARIABLE INSURANCE PRODUCTS
 Contrafund(R)Portfolio                              0.56%         0.10%    0.09%    0.00%     0.75%          --     0.75%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Income Securities Fund                     0.45%         0.25%    0.02%    0.00%     0.72%          --     0.72%
 Templeton Foreign Securities Fund                   0.64%         0.25%    0.15%    0.01%     1.05%       0.00%     1.05%
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 Legg Mason ClearBridge Variable                     0.71%         0.00%    0.05%    0.00%     0.76%       0.00%     0.76%
 Appreciation Portfolio
 Legg Mason ClearBridge Variable Equity              0.75%         0.25%    0.07%    0.00%     1.07%          --     1.07%
 Income Builder Portfolio
 Legg Mason ClearBridge Variable Large Cap           0.65%         0.00%    0.08%    0.00%     0.73%       0.00%     0.73%
 Value Portfolio
 Legg Mason ClearBridge Variable Small Cap           0.75%         0.00%    0.14%    0.00%     0.89%       0.00%     0.89%
 Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST
 Legg Mason Western Asset Variable Global            0.80%         0.00%    0.14%    0.00%     0.94%       0.00%     0.94%
 High Yield Bond Portfolio
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic Allocation         0.64%         0.25%    0.12%    0.02%     1.03%       0.00%     1.03%
 Portfolio
 AQR Global Risk Balanced Portfolio                  0.63%         0.25%    0.30%    0.08%     1.26%       0.00%     1.26%
 BlackRock Global Tactical Strategies Portfolio      0.68%         0.25%    0.03%    0.16%     1.12%       0.00%     1.12%
 BlackRock Large Cap Core Portfolio                  0.59%         0.15%    0.05%    0.01%     0.80%       0.01%     0.79%
 Clarion Global Real Estate Portfolio                0.61%         0.25%    0.06%    0.00%     0.92%          --     0.92%
 Dreman Small Cap Value Portfolio                    0.78%         0.00%    0.07%    0.07%     0.92%       0.00%     0.92%
 Invesco Balanced-Risk Allocation Portfolio          0.66%         0.25%    0.15%    0.10%     1.16%       0.00%     1.16%
 Invesco Small Cap Growth Portfolio                  0.85%         0.00%    0.03%    0.00%     0.88%       0.02%     0.86%
 Janus Forty Portfolio                               0.63%         0.00%    0.03%    0.00%     0.66%       0.01%     0.65%
 JPMorgan Global Active Allocation Portfolio         0.78%         0.25%    0.11%    0.00%     1.14%       0.00%     1.14%
 Lazard Mid Cap Portfolio                            0.69%         0.25%    0.06%    0.00%     1.00%          --     1.00%
 Legg Mason ClearBridge Aggressive Growth            0.62%         0.25%    0.03%    0.00%     0.90%          --     0.90%
 Portfolio
 Lord Abbett Mid Cap Value Portfolio                 0.67%         0.25%    0.06%    0.00%     0.98%       0.02%     0.96%
 Met/Franklin Low Duration Total Return              0.50%         0.25%    0.09%    0.00%     0.84%       0.03%     0.81%
 Portfolio

                                       12


                                                                                                                    NET
                                                                                  ACQUIRED   TOTAL   CONTRACTUAL   TOTAL
                                                                                    FUND    ANNUAL     EXPENSE     ANNUAL
                                                MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO   SUBSIDY   PORTFOLIO
                                                  FEES         FEES      EXPENSES EXPENSES EXPENSES  OR DEFERRAL EXPENSES
                                                ---------- ------------- -------- -------- --------- ----------- ---------
MET INVESTORS SERIES TRUST (CONTINUED)
 Met/Templeton Growth Portfolio                      0.68%         0.25%    0.14%    0.00%     1.07%       0.02%     1.05%
 MetLife Balanced Plus Portfolio                     0.27%         0.25%    0.02%    0.46%     1.00%       0.00%     1.00%
 MFS(R)Emerging Markets Equity Portfolio             0.92%         0.25%    0.17%    0.00%     1.34%          --     1.34%
 MFS(R)Research International Portfolio              0.68%         0.25%    0.09%    0.00%     1.02%       0.06%     0.96%
 Morgan Stanley Mid Cap Growth Portfolio             0.65%         0.25%    0.07%    0.00%     0.97%       0.01%     0.96%
 PIMCO Inflation Protected Bond Portfolio            0.47%         0.25%    0.04%    0.00%     0.76%          --     0.76%
 PIMCO Total Return Portfolio                        0.48%         0.25%    0.03%    0.00%     0.76%          --     0.76%
 Pioneer Fund Portfolio                              0.64%         0.00%    0.05%    0.00%     0.69%       0.01%     0.68%
 Pioneer Strategic Income Portfolio                  0.58%         0.00%    0.06%    0.00%     0.64%          --     0.64%
 Pyramis(R)Government Income Portfolio               0.46%         0.25%    0.13%    0.00%     0.84%       0.00%     0.84%
 Schroders Global Multi-Asset Portfolio              0.66%         0.25%    0.12%    0.00%     1.03%       0.00%     1.03%
 T. Rowe Price Large Cap Value Portfolio             0.57%         0.25%    0.02%    0.00%     0.84%          --     0.84%
 Van Kampen Comstock Portfolio                       0.58%         0.25%    0.03%    0.00%     0.86%       0.01%     0.85%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio                     0.34%         0.15%    0.03%    0.00%     0.52%       0.01%     0.51%
 BlackRock Legacy Large Cap Growth                   0.71%         0.00%    0.02%    0.00%     0.73%       0.01%     0.72%
 Portfolio
 BlackRock Money Market Portfolio                    0.33%         0.15%    0.02%    0.00%     0.50%       0.01%     0.49%
 FI Value Leaders Portfolio                          0.67%         0.10%    0.07%    0.00%     0.84%          --     0.84%
 MetLife Stock Index Portfolio                       0.25%         0.25%    0.02%    0.00%     0.52%       0.01%     0.51%
 MFS(R)Total Return Portfolio                        0.54%         0.20%    0.05%    0.00%     0.79%          --     0.79%
 MFS(R)Value Portfolio                               0.70%         0.00%    0.03%    0.00%     0.73%       0.13%     0.60%
METROPOLITAN SERIES FUND --
 ASSET ALLOCATION PORTFOLIOS
 MetLife Conservative Allocation Portfolio           0.09%         0.25%    0.02%    0.53%     0.89%       0.01%     0.88%
 MetLife Conservative to Moderate Allocation         0.07%         0.25%    0.01%    0.58%     0.91%       0.00%     0.91%
 Portfolio
 MetLife Moderate Allocation Portfolio               0.06%         0.25%    0.00%    0.64%     0.95%       0.00%     0.95%
 MetLife Moderate to Aggressive Allocation           0.06%         0.25%    0.01%    0.69%     1.01%       0.00%     1.01%
 Portfolio
MET INVESTORS SERIES TRUST -- METLIFE
 ASSET ALLOCATION PROGRAM
 MetLife Aggressive Strategy Portfolio               0.09%         0.25%    0.01%    0.75%     1.10%       0.00%     1.10%

The Net Total Annual Portfolio Expenses shown in the table reflect contractual arrangements currently in effect, under which the investment advisers of certain Investment Portfolios have agreed to waive fees and/or pay expenses of the Investment Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is a contractual arrangement in effect for that Investment Portfolio, but the expenses of the Investment Portfolio are below the level that would trigger the subsidy or deferral. The Net Total Annual Portfolio Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements, contractual arrangements that terminate before April 30, 2013, or expense reductions that certain Investment Portfolios achieved as a result of directed brokerage arrangements. The Investment Portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2011.

Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the Investment Portfolio prospectus for more information.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES(R)(CLASS 2)

American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

AMERICAN FUNDS GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.

AMERICAN FUNDS GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.

AMERICAN FUNDS GROWTH-INCOME FUND

INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks long-term growth of capital and income.

FIDELITY(R)VARIABLE INSURANCE PRODUCTS (SERVICE CLASS)

Fidelity(R) Variable Insurance Products is a variable insurance products fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class portfolio is available under the contract:

CONTRAFUND(R)PORTFOLIO

SUBADVISER: FMR Co., Inc.

INVESTMENT OBJECTIVE: The Contrafund(R) Portfolio seeks long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Income Securities Fund. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:

FRANKLIN INCOME SECURITIES FUND

INVESTMENT OBJECTIVE: The Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation.

TEMPLETON FOREIGN SECURITIES FUND

INVESTMENT OBJECTIVE: The Templeton Foreign Securities Fund seeks long-term capital growth.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I or Class II portfolios are available under the contract:

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Appreciation Portfolio seeks long-term appreciation of capital.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO (CLASS II)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Equity Income Builder Portfolio seeks a high level of current income. Long-term capital appreciation is a secondary objective.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Large Cap Value Portfolio seeks long-term growth of capital. Current income is a secondary objective.

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Small Cap Growth Portfolio seeks long-term growth of capital.

LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

SUBADVISERS: Western Asset Management Company; Western Asset Management Company Limited; Western Asset Management Company Pte. Ltd.

INVESTMENT OBJECTIVE: The Legg Mason Western Asset Variable Global High Yield Bond Portfolio seeks to maximize total return, consistent with the preservation of capital.

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors USA. The following portfolios are available under the contract:

ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO (CLASS B)

SUBADVISER: AllianceBernstein L.P.

INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.

AQR GLOBAL RISK BALANCED PORTFOLIO (CLASS B)

SUBADVISER: AQR Capital Management, LLC

INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.

BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO (CLASS B)

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.

BLACKROCK LARGE CAP CORE PORTFOLIO (CLASS E)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Large Cap Core Portfolio seeks long-term capital growth.

CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS B)

SUBADVISER: CBRE Clarion Securities LLC (formerly ING Clarion Real Estate Securities LLC)

INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

DREMAN SMALL CAP VALUE PORTFOLIO (CLASS A)

SUBADVISER: Dreman Value Management, LLC

INVESTMENT OBJECTIVE: The Dreman Small Cap Value Portfolio seeks capital appreciation.

INVESCO BALANCED-RISK ALLOCATION PORTFOLIO (CLASS B)

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.

INVESCO SMALL CAP GROWTH PORTFOLIO (CLASS A)

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

JANUS FORTY PORTFOLIO (CLASS A)

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.

JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO (CLASS B)

SUBADVISER: J.P. Morgan Investment Management Inc.

INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.

LAZARD MID CAP PORTFOLIO (CLASS B)

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO (CLASS B)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

LORD ABBETT MID CAP VALUE PORTFOLIO (CLASS B)

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO (CLASS B)

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.

MET/TEMPLETON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Templeton Global Advisors Limited

INVESTMENT OBJECTIVE: The Met/Templeton Growth Portfolio seeks long-term capital growth.

METLIFE BALANCED PLUS PORTFOLIO (CLASS B)

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Emerging Markets Equity Portfolio seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

MORGAN STANLEY MID CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO (CLASS B)

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO (CLASS B)

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO (CLASS B)

SUBADVISER: Pyramis Global Advisors, LLC

INVESTMENT OBJECTIVE: The Pyramis(R) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO (CLASS B)

SUBADVISER: Schroder Investment Management North America Inc.

INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO (CLASS B)

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. The following portfolios are available under the contract:

BLACKROCK BOND INCOME PORTFOLIO (CLASS E)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.

BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS E)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

FI VALUE LEADERS PORTFOLIO (CLASS D)

SUBADVISER: Pyramis Global Advisors, LLC

INVESTMENT OBJECTIVE: The FI Value Leaders Portfolio seeks long-term growth of capital.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

MFS(R) TOTAL RETURN PORTFOLIO (CLASS F)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

MFS(R) VALUE PORTFOLIO (CLASS A)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R)Value Portfolio seeks capital appreciation.

METROPOLITAN SERIES FUND -- ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the Metropolitan Series Fund portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE CONSERVATIVE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Conservative Allocation Portfolio seeks a high level of current income, with growth of capital as a secondary objective.

METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Conservative to Moderate Allocation Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE MODERATE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate to Aggressive Allocation Portfolio seeks growth of capital.

MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is available under the contract:

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.